INVESTMENTS	3 Months Ended
Mar. 31, 2025
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 10 – INVESTMENTS

In August 2024, the Company satisfied $5.7 million of subscription receivables and related interest receivable in the form of shares of common stock in two privately held companies. During the three months ended March 31, 2025, the Company received $1.25 million of shares of common stock in five privately held companies in connection with master services agreements for access to the NexGenAI Affiliates Network platform. The shares of common stock are carried as investments on the Company’s condensed consolidated balance sheets at its initial cost basis of $1.00 per share. As the investments are in privately held companies, the Company will assess the investments for impairment on an annual basis. As of March 31, 2025, no impairment has been recorded related to these investments.

In March 2025, the Company entered into a one-year agreement with a customer to provide access to the NexGenAI Affiliates Network platform. The contract fee paid by the customer consisted of 2,857,143 shares in the customer’s publicly traded stock, or $600,000, which the Company will record as an investment on the condensed consolidated balance sheets.